Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor Funds
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2019

June 28, 2019

Effective June 1, 2019, Harbor Capital Advisors, Inc., the investment adviser to Harbor Global Leaders Fund (the "Fund"), has contractually agreed to waive 0.05% of its management fee and to limit the Total Annual Fund Operating Expenses, excluding interest expense, if any, to 0.78%, 0.86%, 1.11%, and 1.23% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through May 31, 2020.

Effective June 1, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees[1]	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses[2]	0.22%	0.30%	0.30%	0.42%
Total Annual Fund Operating Expenses	0.97%	1.05%	1.30%	1.42%
Fee Waiver and Expense Reimbursement[1]	(0.19)%	(0.19)%	(0.19)%	(0.19)%
Total Annual Fund Operating Expenses After Expense Reimbursement[1]	0.78%	0.86%	1.11%	1.23%

[1] The Adviser has contractually agreed to waive 0.05% of its management fee and to limit the Total Annual Fund Operating Expenes, excluding interest expense (if any), to 0.78%, 0.86%, 1.11%, and 1.23% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through May 31, 2020. Only the Fund's Board of Trustees may modify or terminate these agreements.

[2] Restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retirement	$80	$290	$518	$1,172
Institutional	$88	$310	$556	$1,261
Administrative	$113	$393	$695	$1,551
Investor	$125	$431	$758	$1,686

Harbor Global Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2019

June 28, 2019

Effective June 1, 2019, Harbor Capital Advisors, Inc., the investment adviser to Harbor Global Leaders Fund (the "Fund"), has contractually agreed to waive 0.05% of its management fee and to limit the Total Annual Fund Operating Expenses, excluding interest expense, if any, to 0.78%, 0.86%, 1.11%, and 1.23% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through May 31, 2020.

Effective June 1, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees[1]	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses[2]	0.22%	0.30%	0.30%	0.42%
Total Annual Fund Operating Expenses	0.97%	1.05%	1.30%	1.42%
Fee Waiver and Expense Reimbursement[1]	(0.19)%	(0.19)%	(0.19)%	(0.19)%
Total Annual Fund Operating Expenses After Expense Reimbursement[1]	0.78%	0.86%	1.11%	1.23%

[1] The Adviser has contractually agreed to waive 0.05% of its management fee and to limit the Total Annual Fund Operating Expenes, excluding interest expense (if any), to 0.78%, 0.86%, 1.11%, and 1.23% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through May 31, 2020. Only the Fund's Board of Trustees may modify or terminate these agreements.

[2] Restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retirement	$80	$290	$518	$1,172
Institutional	$88	$310	$556	$1,261
Administrative	$113	$393	$695	$1,551
Investor	$125	$431	$758	$1,686

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Harbor Global Leaders Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses2	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.78%	[1]
One Year	rr_ExpenseExampleYear01	$ 80
Three Years	rr_ExpenseExampleYear03	290
Five Years	rr_ExpenseExampleYear05	518
Ten Years	rr_ExpenseExampleYear10	$ 1,172
Harbor Global Leaders Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses2	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[1]
One Year	rr_ExpenseExampleYear01	$ 88
Three Years	rr_ExpenseExampleYear03	310
Five Years	rr_ExpenseExampleYear05	556
Ten Years	rr_ExpenseExampleYear10	$ 1,261
Harbor Global Leaders Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses2	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.11%	[1]
One Year	rr_ExpenseExampleYear01	$ 113
Three Years	rr_ExpenseExampleYear03	393
Five Years	rr_ExpenseExampleYear05	695
Ten Years	rr_ExpenseExampleYear10	$ 1,551
Harbor Global Leaders Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses2	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.23%	[1]
One Year	rr_ExpenseExampleYear01	$ 125
Three Years	rr_ExpenseExampleYear03	431
Five Years	rr_ExpenseExampleYear05	758
Ten Years	rr_ExpenseExampleYear10	$ 1,686

[1]	The Adviser has contractually agreed to waive 0.05% of its management fee and to limit the Total Annual Fund Operating Expenes, excluding interest expense (if any), to 0.78%, 0.86%, 1.11%, and 1.23% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through May 31, 2020. Only the Fund's Board of Trustees may modify or terminate these agreements.